Income Taxes - Schedule of Change In Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 12,528	$ 0
Increase in unrecognized tax benefits as a result of tax positions taken during the year	1,001	12,528
Reduction to unrecognized tax benefits	0	0
Balance at end of year	$ 13,529	$ 12,528